Label	Element	Value
Direxion Daily Junior Gold Miners Index Bear 2X Shares | Alamos Gold, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.10%
Direxion Daily Junior Gold Miners Index Bear 2X Shares | Harmony Gold Mining Co. Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.90%
Direxion Daily Junior Gold Miners Index Bear 2X Shares | Evolution Mining Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.10%
Direxion Daily Junior Gold Miners Index Bear 2X Shares | Pan American Silver Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.60%
Direxion Daily Junior Gold Miners Index Bear 2X Shares | B2gold Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.90%
Direxion Daily Junior Gold Miners Index Bear 2X Shares | Industrias Penoles S.A.B. de C.V. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.60%
Direxion Daily Junior Gold Miners Index Bear 2X Shares | Iamgold Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.30%
Direxion Daily Junior Gold Miners Index Bear 2X Shares | Lundin Gold, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.30%
Direxion Daily Junior Gold Miners Index Bear 2X Shares | Endeavour Mining PLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.30%
Direxion Daily Junior Gold Miners Index Bear 2X Shares | Osisko Gold Royalties Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.20%
Direxion Daily Junior Gold Miners Index Bear 2X Shares | Metals & Mining [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%
Direxion Daily Junior Gold Miners Index Bear 2X Shares | Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(200.00%)